Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Additional Information (Detail) ₩ in Millions, $ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	May 16, 2022 KRW (₩)	May 16, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of financial assets [Line Items]
Compensation receivable	₩ 31,982	$ 25	₩ 120,394	$ 95
Other accounts receivable, net	169,426				₩ 124,275
Related parties [member]
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 12,957				₩ 2,846